Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	DIREXION SHARES ETF TRUST
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Mar. 01, 2020
Prospectus Date	Mar. 01, 2020
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW